Other receivables, net (Details) - Related Party - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Other receivables, net
Receivable for exercised over-allotment option		$ 686,750
Advances to a third party	$ 118,212
Receivable due from buyer of disposed entities	2,582,761	3,029,212
Total other receivables	2,700,973	3,715,962
Less: allowance for doubtful accounts	(2,582,761)
Total other receivables, net	$ 118,212	$ 3,715,962